THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED
     ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                December 31, 2007
                                                              -----------------

Check here if Amendment [ X ]: Amendment Number:                       1
                                                              ------------------

        This Amendment (Check only one):   |_|  is a restatement
                                           |X| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             GPS Partners, LLC
Address:          2120 Colorado Avenue
                  Suite 250
                  Santa Monica, CA  90404


Form 13F File Number:   28-12285
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven A. Sugarman
Title:            Partner
Phone:            (310) 496-5360

Signature, Place and Date of Signing:


 /s/ Steven A. Sugarman             Santa Monica, CA             August 14, 2008
-----------------------             ----------------             ---------------
      [Signature]                     [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                   0
                                                          ----------------------

Form 13F Information Table Entry Total:                              7
                                                          ----------------------

Form 13F Information Table Value Total:                          $184,582
                                                          ----------------------
                                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



        None

                                                           GPS PARTNERS, LLC
                                                               FORM 13F
                                                    Quarter Ended December 31, 2007

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                                                         VALUE    SHRS OR PRN  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                         ------   ------------ --- ---- ----------   -----   -----------------------
NAME OF ISSUER                 CLASS TITLE      CUSIP   (X$1,000)     AMT      PRN CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
--------------                -------------- ---------- --------- ------------ --- ---- ----------  -------- ----------- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY PRTNR L  COM UNIT LLC B 21038E101    30,007     929,014    SH         SOLE                 929,014
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS    55907R108     1,340      50,000    SH  CALL   SOLE                  50,000
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS    55907R108    73,880   2,756,700    SH  CALL   SOLE               2,756,700
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS    55907R108     5,519     205,943    SH         SOLE                 205,943
WILLIAMS PARTNERS L P         COM UNIT L P   96950F104     7,840     200,000    SH  CALL   SOLE                 200,000
WILLIAMS PARTNERS L P         COM UNIT L P   96950F104     3,924     100,100    SH  CALL   SOLE                 100,100
WILLIAMS PARTNERS L P         COM UNIT L P   96950F104    62,072   1,583,466    SH         SOLE               1,583,466
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